Discontinued Operations (Split-off of CBS Radio) (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended				9 Months Ended	12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Nov. 16, 2017
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Share price (USD per share)	$ 59.00					$ 59.00
Discontinued Operations [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net loss on split-off of CBS Radio						$ (94)		$ 10
Market value adjustment						(980)
CBS Radio [Member] | Discontinued Operations [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Fair value of CBS Corp. Class B Common Stock accepted	$ 1,007						$ 0	0
Carrying value of CBS Radio	(1,112)					(1,112)
Net loss on split-off of CBS Radio	$ (105)					(105)		$ 0
Market value adjustment		$ 100	$ (365)	$ (715)	$ (980)	$ (980)
CBS Radio [Member] | Discontinued Operations [Member] | Common Class B [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
CBS Split-Off (shares)									17,854,689
Share price (USD per share)									$ 56.40